UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1205 Westlakes Drive, Suite 100 Berwyn, PA		19312
(Address of principal executive offices)		(Zip code)

Turner Funds P.O. Box 219805 Kansas City, MO 64121-9805
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30, 2010

Date of reporting period:	June 30, 2010

Item 1.   Schedule of Investments.

Schedule of investments

Turner Spectrum Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —48.3%
Consumer discretionary —10.4%
Anta Sports Products	109,000	$196
California Pizza Kitchen*	21,520	326
Charm Communications ADR*	88,500	669
Citi Trends*	24,750	815
Coach	13,460	492
CROCS*	55,790	590
Ctrip.com International ADR*	10,810	406
Darden Restaurants	44,180	1,716
Dollar Tree*	13,440	559
Drugstore.com*	87,110	269
Guess?	15,030	470
Haier Electronics Group*	782,900	479
hhgregg* ^	41,680	972
Home Inns & Hotels Management ADR*	11,530	450
Joe’s Jeans*	99,810	198
JOS A Bank Clothiers*	7,760	419
Kohl’s*	10,670	507
Las Vegas Sands*	24,950	552
Lumber Liquidators Holdings*	21,130	493
Magna International, Cl A	4,480	296
Maidenform Brands * ^	27,810	566
McDonald’s	5,600	369
NutriSystem	26,080	598
Penn National Gaming*	10,110	234
Pulte Group*	193,720	1,604
Starbucks	50,140	1,218
Starwood Hotels & Resorts Worldwide	13,010	539
Talbots*	73,280	756
Tempur-Pedic International*	12,910	397
Tenneco*	27,360	576
Texhong Textile Group	446,010	203
Ulta Salon Cosmetics & Fragrance*	24,060	569
Under Armour, Cl A*	18,150	601
Urban Outfitters*	8,640	297
WMS Industries*	21,590	848
Wynn Resorts	2,690	205
Total Consumer discretionary		20,454

Consumer staples —1.9%
CVS Caremark	13,340	391
Green Mountain Coffee Roasters*	76,110	1,956
Hengan International Group	34,455	279
Hershey	15,110	724
PepsiCo	5,980	365
Total Consumer staples		3,715

Energy —3.6%
Cairn Energy*	54,050	332
Cimarex Energy	6,470	463
ConocoPhillips	25,600	1,257
Exxon Mobil	7,490	427
Noble	45,690	1,412
Oasis Petroleum*	40,350	585
Occidental Petroleum	5,220	403
Penn Virginia	9,400	189
Range Resources	38,200	1,534
Southwestern Energy*	10,580	409
Total Energy		7,011

Financials —9.2%
ACE	20,630	1,062
Aflac	6,930	296
American Express	35,030	1,391
American Physicians Capital	11,330	349
American Physicians Service Group	6,110	150
Annaly Capital Management	45,370	778
Assured Guaranty	11,300	150
Bank of the Ozarks	18,220	646
Bank Rakyat Indonesia	198,740	202
BNP Paribas	9,780	526
Citigroup*	332,660	1,251
Columbia Banking System	15,600	285
Comerica^	34,236	1,261
Digital Realty Trust	4,930	284
East West Bancorp	37,860	577
Horace Mann Educators	19,820	303
IntercontinentalExchange * ^	11,110	1,256
Julius Baer Group	9,687	276
Knight Capital Group, Cl A*	31,560	435
Lincoln National	10,920	265
MGIC Investment*	20,970	145
National Financial Partners*	48,030	469
Och-Ziff Capital Management Group LLC, Cl A	42,546	536
Oriental Financial Group	21,070	267
Popular*	633,460	1,698

Schedule of investments

Turner Spectrum Fund

	Shares	Value (000)
Prudential Financial	9,870	$529
Radian Group	39,690	287
Sun Hung Kai Properties	67,500	923
Sunstone Hotel Investors*	35,340	351
Wells Fargo	48,900	1,252
Total Financials		18,200

Health care —9.2%
Abbott Laboratories	6,480	303
Alexion Pharmaceuticals*	41,810	2,140
Allergan	5,260	306
Allos Therapeutics*	33,440	205
Amarin*	45,054	112
AMERIGROUP*	9,170	298
Amgen*	4,360	229
Arthrocare*	6,330	194
Auxilium Pharmaceuticals*	21,110	496
AVANIR Pharmaceuticals, Cl A*	143,670	369
Biodel*	50,120	189
Cerner*	2,860	217
DaVita*	41,130	2,568
Dendreon*	1,300	42
DexCom*	11,620	134
Edwards Lifesciences*	4,810	270
Geron*	115,089	578
HeartWare International*	2,830	198
Hill-Rom Holdings	7,940	242
Human Genome Sciences*	10,150	230
ICON ADR*	13,600	393
Inspire Pharmaceuticals*	26,780	134
Micrus Endovascular*	8,600	179
Parexel International*	15,300	332
Pharmasset*	10,440	286
Quality Systems	4,030	234
Shire ADR	21,080	1,294
Tenet Healthcare*	171,556	744
United Therapeutics*	27,170	1,326
Universal Health Services, Cl B	53,840	2,054
Valeant Pharmaceuticals International*	11,735	614
Volcano*	9,490	207
Watson Pharmaceuticals*	24,810	1,007
Total Health care		18,124

Industrials —2.7%
A123 Systems*	50,010	472
Badger Meter	6,450	249
Bucyrus International, Cl A	11,500	545
Caterpillar	5,040	303
Copa Holdings, Cl A	4,990	221
Danaher	8,590	319
Diamond Management & Technology Consultants, Cl A	36,370	375
Gol Linhas Aereas Inteligentes ADR	138,030	1,673
HUB Group, Cl A*	9,370	281
Quanta Services*	21,070	435
Triumph Group	7,290	486
Total Industrials		5,359

Information technology —8.5%
Acme Packet*	12,550	337
Apple*	8,530	2,146
ASML Holding, NY Shares	14,370	395
Atheros Communications*	45,090	1,242
Baidu ADR*	11,010	749
Broadcom, Cl A	11,410	376
Cognizant Technology Solutions, Cl A*	8,340	417
Digimarc*	21,760	408
Dolby Laboratories, Cl A*	4,420	277
EMC*	87,420	1,600
Entropic Communications*	56,930	361
F5 Networks*	8,620	591
Fairchild Semiconductor International, Cl A*	16,900	142
Fidelity National Information Services	69,260	1,858
Funtalk China Holdings*	55,270	398
GSI Commerce*	11,060	319
Inotera Memories	576,000	318
Intel	17,430	339
Jack Henry & Associates	31,190	745
Lam Research*	9,350	356
Micron Technology*	100,370	852
Netlogic Microsystems*	12,600	342
Radiant Systems * ^	55,660	805
Salesforce.com*	5,840	501
SuccessFactors*	12,140	252
VeriSign*	17,010	452
Xyratex*	11,930	169
Total Information technology		16,747

Materials —2.4%
BHP Billiton ADR	4,190	260
Goldcorp	13,250	581

Schedule of investments

Turner Spectrum Fund

	Shares/Contracts	Value (000)
Huntsman	17,790	$154
Newmont Mining^	15,630	965
Silver Wheaton*	19,480	391
Solutia*	140,490	1,841
Valspar	10,650	321
Walter Energy	5,570	339
Total Materials		4,852

Telecommunication services —0.2%
SBA Communications, Cl A*	11,270	383
Total Telecommunication services		383

Utilities —0.2%
Questar	7,540	343
Total Utilities		343

Total Common stock (Cost $99,175)		95,188

Exchange traded funds —1.6%
iShares Dow Jones U.S. Real Estate Index Fund	13,120	620
iShares Russell 2000 Growth Index Fund	5,110	340
Market Vectors Junior Gold Miners ETF ^	36,880	1,005
PowerShares DB US Dollar Index Bullish Fund	17,440	437
SPDR S&P 500 ETF Trust	6,970	720

Total Exchange traded funds (Cost $3,186)		3,122

Put option contracts* —0.3%
iShares Russell 2000 Index Fund, 07/10 at $65	507	230
Materials Select Sector SPDR Fund, 07/10 at $29	904	106
Salesforce.com, 07/10 at $90	50	31
SPDR S&P 500 ETF Trust, 07/10 at $102	804	193

Total Put option contracts (Cost $396)		560

Cash equivalent—18.7%
BlackRock TempCash Fund Institutional Shares 0.208%**	36,766,397	36,766

Total Cash equivalent (Cost $36,766)		36,766

Total Investments—68.9% (Cost $139,523)†		$135,636

Percentages are based on Net Assets of $196,918.***

The following is a summary of inputs used as of June 30, 2010, in valuing the Fund's investments carried at value:

Investments in Securities

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$19,576	$878	$—	$20,454
Consumer staples	3,436	279	—	3,715
Energy	6,679	332	—	7,011
Financials	16,273	1,927	—	18,200
Health care	18,124	—	—	18,124
Industrials	5,359	—	—	5,359
Information technology	16,429	318	—	16,747
Materials	4,852	—	—	4,852
Telecommunication services	383	—	—	383
Utilities	343	—	—	343
	91,454	3,734	—	95,188

Exchange traded funds	3,122	—	—	3,122
Put option contracts	560	—	—	560
Cash equivalent	36,766	—	—	36,766
Total Investments in securities	$131,902	$3,734	$—	$135,636

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities

Beginning balance as of October 1, 2009	$43
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(43)
Ending balance as of June 30, 2010	$—

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
^	All or a portion of the shares have been committed as collateral for open short positions.
†	At June 30, 2010, the tax basis cost of the Fund’s investments was $139,523, and the unrealized appreciation and depreciation were $1,360 and $(5,247), respectively.***

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

LLC — Limited Liability Company

NY — New York

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of securities sold short

Turner Spectrum Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —-36.8%
Consumer discretionary —-8.9%
Adidas	5,076	$246
Advance Auto Parts	4,550	228
Bally Technologies*	14,820	480
Big Lots*	21,370	686
Career Education*	12,350	284
Carter’s*	14,840	389
Choice Hotels International	10,730	324
Collective Brands*	17,160	271
Corinthian Colleges*	18,750	185
DR Horton	30,340	298
Ethan Allen Interiors	20,350	285
Expedia	15,490	291
Family Dollar Stores	7,940	299
Fuel Systems Solutions*	8,590	223
Gap	66,550	1,295
Gymboree*	14,000	598
Home Depot	17,910	503
ITT Educational Services*	1,860	154
J. Crew Group*	45,040	1,658
J.C. Penney	10,760	231
Ltd. Brands	17,970	397
MarineMax*	85,670	594
MGM Resorts International*	28,750	277
NetFlix*	5,590	608
O’Reilly Automotive*	15,430	734
PetMed Express	24,120	429
Phillips-Van Heusen	35,100	1,624
Polo Ralph Lauren, Cl A	10,260	749
Royal Caribbean Cruises*	81,060	1,846
Shenzhou International Group Holdings	260,290	297
Tiffany	10,320	391
Weight Watchers International	16,040	412
Williams-Sonoma	10,430	259
Total Consumer discretionary		17,545

Consumer staples —-1.3%
American Dairy*	8,780	140
Coca-Cola	8,350	418
Estee Lauder, Cl A	10,510	586
General Mills	10,740	382
Kimberly-Clark	5,280	320
Kroger	11,120	219
SABMiller	7,304	205
Walgreen	10,230	273
Total Consumer staples		2,543

Energy —-1.8%
Baker Hughes	6,160	256
Chevron	5,310	360
Helmerich & Payne	34,420	1,257
Nabors Industries*	68,850	1,213
National Oilwell Varco	8,040	266
SEACOR Holdings*	1,650	117
Total Energy		3,469

Financials —-8.0%
Ameriprise Financial	9,340	337
Banco Santander ADR	35,150	369
Bank of America	51,890	746
BB&T	19,170	504
China Resources Land	136,660	257
City National	7,740	397
CME Group	2,950	831
Duke Realty	141,430	1,605
eHealth*	14,370	163
Evercore Partners, Cl A	18,420	430
Franklin Resources	2,840	245
Goldman Sachs Group	11,620	1,525
Hartford Financial Services Group	12,470	276
Legg Mason	14,430	405
optionsXpress Holdings*	22,650	357
Oritani Financial	24,490	245
Post Properties	8,640	197
Principal Financial Group	20,620	483
ProLogis	40,110	406
Public Storage	3,450	303
Raiffeisen International Bank Holding	11,617	441
RenaissanceRe Holdings	5,610	316
St. Joe*	15,330	355
SVB Financial Group*	12,110	499
TCF Financial	28,720	477
TD Ameritrade Holding*	48,200	737
Torchmark	8,090	401
Visa, Cl A	25,350	1,794
Western Alliance Bancorp*	38,970	279
Whitney Holding	45,830	424
Total Financials		15,804

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
Health care —-6.3%
Allscripts-Misys Healthcare Solutions*	27,130	$437
athenahealth*	35,430	926
Becton Dickinson	3,410	230
CR Bard	4,950	384
DENTSPLY International	5,180	155
Eisai	31,850	1,058
Eli Lilly	16,210	543
Immunogen*	11,850	110
Johnson & Johnson	4,100	242
LifePoint Hospitals*	29,980	942
MannKind*	42,710	273
Mednax*	3,980	221
MELA Sciences*	14,380	107
Myriad Genetics*	21,200	317
NuVasive*	60,310	2,138
Pharmacyclics*	72,400	482
QIAGEN*	11,760	226
Quest Diagnostics	3,920	195
Somaxon Pharmaceuticals*	85,090	306
St. Jude Medical*	6,390	231
Teleflex	13,150	714
Theravance*	14,940	188
Vertex Pharmaceuticals*	51,780	1,703
Viropharma*	17,810	200
Total Health care		12,328

Industrials —-1.5%
Aerovironment*	7,740	168
Emerson Electric	20,610	900
FedEx	4,280	300
HEICO	8,530	306
Illinois Tool Works	7,620	315
L-3 Communications Holdings	2,720	193
Masco	21,040	226
Oshkosh*	8,330	260
USG*	17,380	210
Total Industrials		2,878

Information technology —-5.8%
Advanced Energy Industries*	15,340	188
Amdocs*	12,410	333
Autodesk*	9,130	222
Celestica*	27,700	223
Digital River*	9,410	225
eBay*	29,350	576
Emulex*	32,910	302
Genpact*	17,030	265
KLA-Tencor	12,440	347
Logitech International*	16,270	218
Mastercard, Cl A	1,230	245
Paychex	27,270	708
Pegasystems	7,190	231
QLogic*	96,940	1,611
SAP ADR	36,880	1,634
Sina*	4,290	151
Sourcefire*	13,550	258
STMicroelectronics, NY Shares	160,150	1,267
Tech Data*	9,410	335
Telefonaktiebolaget LM Ericsson ADR	32,760	361
Telvent GIT*	22,980	384
TIBCO Software*	106,890	1,289
Western Digital*	4,700	142
Total Information technology		11,515

Materials —-1.8%
POSCO ADR	13,080	1,234
Sigma-Aldrich	42,560	2,121
Texas Industries	7,500	221
Total Materials		3,576

Telecommunication services —-1.4%
AT&T	53,750	1,300
Frontier Communications	163,260	1,161
Millicom International Cellular	3,810	309
Total Telecommunication services		2,770

Total Common stock (Proceeds $78,290)		72,428

Exchange traded funds —-4.6%
Consumer Discretionary Select Sector SPDR Fund	10,390	303
Energy Select Sector SPDR Fund	7,960	395
Financial Select Sector SPDR Fund	31,210	431
iShares FTSE/Xinhua China 25 Index Fund	16,010	626
iShares S&P SmallCap 600/BARRA Growth Index Fund	30,120	1,715
SPDR S&P Biotech ETF	15,890	815
SPDR S&P Metals & Mining ETF	6,370	291
SPDR S&P Oil & Gas Exploration & Production ETF	13,200	515

Schedule of securities sold short

Turner Spectrum Fund

	Shares	Value (000)
SPDR S&P Retail ETF	69,380	$2,470
Vanguard Small-Cap Growth ETF	24,780	1,459

Total Exchange traded funds (Proceeds $9,864)		9,020

Total Securities sold short—-41.4% (Proceeds $88,154)†		$81,448

Percentages are based on Net Assets of $196,918.**

The following is a summary of inputs used as of June 30, 2010 in valuing the Fund’s securities sold short carried at value:

Securities sold short

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$17,002	$543	$—	$17,545
Consumer staples	2,338	205	—	2,543
Energy	3,469	—	—	3,469
Financials	15,106	698	—	15,804
Health care	11,270	1,058	—	12,328
Industrials	2,878	—	—	2,878
Information technology	11,515	—	—	11,515
Materials	3,576	—	—	3,576
Telecommunication services	2,770	—	—	2,770
	69,924	2,504	—	72,428
Exchange traded funds	9,020	—	—	9,020
Total Securities sold short	$78,944	$2,504	$—	$81,448

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

*	Non-income producing security.
**	Numbers are listed in thousands.
†	At June 30, 2010, the tax basis proceeds of the Fund’s securities sold short was $88,154 and the unrealized appreciation and depreciation were $6,847 and $(141), respectively.**

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

FTSE — Financial Times and London Stock Exchange

NY — New York

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of open options written

Turner Spectrum Fund

June 30, 2010 (Unaudited)

	Contracts	Value (000)
Written call options* —0.0%
Apple, 07/10 at $280	24	$2
Cognizant Technology Solutions, 07/10 at $55	82	2
IntercontinentalExchange, 07/10 at $130	51	—
Questar, 07/10 at $50	87	2
Salesforce.com, 07/10 at $105	61	—
Walter Energy, 07/10 at $80	76	1

Total Written call options (Premiums received $48)		7

Written put options* —-0.1%
iShares Russell 2000 Index Fund, 07/10 at $58	524	53
Materials Select Sector SPDR Fund, 07/10 at $24	623	9
Salesforce.com, 07/10 at $80	55	10
SPDR S&P 500 ETF Trust, 07/10 at $94	804	52

Total Written put options (Premiums received $102)		124

Total Open options written — 0.1% (Premiums received $150)		$131

As of June 30, 2010, all of the Fund’s open options written were considered Level 1.

Percentages are based on Net Assets of $196,918.**

*	Non-income producing security.
**	Numbers are listed in thousands.

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Amounts designated as “—“are rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Concentrated Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —96.6%†
Consumer discretionary —8.9%
Las Vegas Sands*	80,680	$1,786
Starbucks	69,800	1,696
Total Consumer discretionary		3,482

Energy —6.9%
Cimarex Energy	13,390	958
Southwestern Energy*	45,000	1,739
Total Energy		2,697

Financials —7.6%
Comerica	45,410	1,673
IntercontinentalExchange*	11,590	1,310
Total Financials		2,983

Health care —8.8%
Intuitive Surgical*	6,280	1,982
United Therapeutics*	29,420	1,436
Total Health care		3,418

Industrials —4.9%
Caterpillar	31,640	1,901
Total Industrials		1,901

Information technology —51.9%
Apple*	9,240	2,324
ASML Holding, NY Shares	53,730	1,476
Baidu ADR*	24,800	1,688
Broadcom, Cl A	59,570	1,964
Cisco Systems*	106,840	2,277
Cree*	18,920	1,136
F5 Networks*	21,680	1,487
Lam Research*	55,370	2,107
Micron Technology*	178,560	1,516
Salesforce.com*	17,290	1,484
Varian Semiconductor Equipment Associates*	58,030	1,663
VMware, Cl A*	17,550	1,098
Total Information technology		20,220

Materials —7.6%
Goldcorp	41,430	1,817
Solutia*	88,410	1,158
Total Materials		2,975

Total Common stock (Cost $35,070)		37,676

Cash equivalent—2.5%
BlackRock TempCash Fund Institutional Shares 0.208%**	958,039	958

Total Cash equivalent (Cost $958)		958

Total Investments—99.1% (Cost $36,028)††		$38,634

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $38,999.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectores are utilized for reporting purposes.
††	At June 30, 2010, the tax basis cost of the Fund’s investments was $36,034, and the unrealized appreciation and depreciation were $4,925 and $(2,325), respectively.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Core Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —97.6%
Consumer discretionary —12.8%
Amazon.com*	109,970	$12,015
Coach	192,270	7,027
Dollar Tree*	90,055	3,749
Johnson Controls	242,198	6,508
Las Vegas Sands * #	507,120	11,228
Lear*	93,890	6,215
Lowe’s	374,280	7,643
Pulte Group*	1,193,310	9,881
Starbucks	453,150	11,012
Starwood Hotels & Resorts Worldwide	154,030	6,381
Urban Outfitters*	111,670	3,840
Whirlpool	85,070	7,471
Total Consumer discretionary		92,970

Consumer staples —9.8%
Archer-Daniels-Midland	206,340	5,328
Mead Johnson Nutrition, Cl A	204,920	10,271
PepsiCo	489,640	29,843
Sysco	481,290	13,750
Whole Foods Market*	325,782	11,735
Total Consumer staples		70,927

Energy —11.7%
Alpha Natural Resources*	185,260	6,275
Cimarex Energy	92,770	6,640
Concho Resources*	119,620	6,619
ConocoPhillips	304,340	14,940
Continental Resources*	135,830	6,061
Enbridge	219,790	10,242
Occidental Petroleum	240,590	18,561
Southwestern Energy*	396,527	15,322
Total Energy		84,660

Financials —15.5%
American Express	474,740	18,847
CB Richard Ellis Group, Cl A*	575,200	7,829
Digital Realty Trust #	141,750	8,176
Host Hotels & Resorts	581,830	7,843
IntercontinentalExchange*	104,480	11,809
JPMorgan Chase	224,210	8,208
Prudential Financial	293,430	15,745
Simon Property Group	127,460	10,293
T. Rowe Price Group	259,600	11,524
Wells Fargo	470,080	12,034
Total Financials		112,308

Health care —11.4%
Alexion Pharmaceuticals*	132,480	6,782
Allergan	181,440	10,571
Celgene*	95,220	4,839
Cerner*	48,630	3,690
DaVita*	108,410	6,769
Express Scripts*	246,800	11,605
Hospira*	109,534	6,293
Intuitive Surgical*	35,558	11,223
McKesson	134,840	9,056
Sirona Dental Systems*	158,480	5,521
Universal Health Services, Cl B	162,370	6,194
Total Health care		82,543

Industrials —7.2%
Caterpillar	210,130	12,623
Cummins	201,710	13,137
Deere	155,590	8,663
Delta Air Lines*	493,480	5,799
Fastenal #	133,120	6,681
Quanta Services*	244,930	5,058
Total Industrials		51,961

Information technology —21.2%
Apple*	139,600	35,114
ASML Holding, NY Shares	425,460	11,687
Baidu ADR*	73,320	4,992
Broadcom, Cl A	422,040	13,915
Cisco Systems*	1,163,020	24,784
Cree*	98,300	5,901
F5 Networks*	116,710	8,003
Fidelity National Information Services	309,580	8,303
Lam Research*	466,530	17,756
Micron Technology*	766,480	6,507
Salesforce.com*	128,560	11,033
VMware, Cl A*	97,130	6,079
Total Information technology		154,074

Materials —2.5%
Eastman Chemical	136,380	7,277
Goldcorp	251,800	11,042
Total Materials		18,319

Telecommunication services —3.3%
America Movil, Ser L ADR	286,550	13,611

Schedule of investments

Turner Core Growth Fund

	Shares	Value (000)
Sprint Nextel*	2,401,900	$10,184
Total Telecommunication services		23,795

Utilities —2.2%
Questar	353,510	16,081
Total Utilities		16,081

Total Common stock (Cost $680,378)		707,638

Cash equivalent—5.3%
BlackRock TempCash Fund Institutional Shares 0.208%** (1)	38,214,946	38,215

Total Cash equivalent (Cost $38,215)		38,215

Total Investments—102.9% (Cost $718,593)†		$745,853

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $724,539.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
#	Security fully or partially on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $14,760.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2010 was $15,105.***

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $719,919, and the unrealized appreciation and depreciation were $71,860 and $(45,926), respectively.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

Ser — Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Emerging Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —90.5%
Consumer discretionary —16.7%
7 Days Group Holdings ADR*	337,070	$3,677
AnnTaylor Stores*	199,150	3,240
Asbury Automotive Group*	232,250	2,448
Boyd Gaming * #	82,060	697
Buffalo Wild Wings * #	109,890	4,020
California Pizza Kitchen*	234,290	3,549
Chico’s FAS	193,900	1,916
Children’s Place Retail Stores*	73,800	3,248
Citi Trends*	198,510	6,539
Cooper Tire & Rubber	248,610	4,848
Cracker Barrel Old Country Store	80,580	3,752
Deckers Outdoor*	48,970	6,996
G-III Apparel Group*	120,320	2,754
hhgregg*	31,080	725
Imax * #	113,470	1,657
Jo-Ann Stores*	56,880	2,134
JOS A Bank Clothiers*	81,480	4,399
Pier 1 Imports*	137,894	884
Ryland Group	104,370	1,651
Select Comfort*	149,360	1,307
Skechers U.S.A., Cl A*	88,230	3,222
Steven Madden*	75,950	2,394
True Religion Apparel*	125,180	2,763
Ulta Salon Cosmetics & Fragrance*	75,520	1,787
Total Consumer discretionary		70,607

Consumer staples —4.8%
Boston Beer, Cl A*	25,610	1,727
Green Mountain Coffee Roasters * #	227,425	5,845
TreeHouse Foods*	144,827	6,613
United Natural Foods*	201,588	6,023
Total Consumer staples		20,208

Energy —3.9%
Brigham Exploration*	265,175	4,078
Carrizo Oil & Gas*	100,368	1,559
James River Coal*	182,990	2,913
Key Energy Services*	393,170	3,609
Lufkin Industries	23,720	925
Rex Energy*	107,090	1,082
Swift Energy*	95,700	2,575
Total Energy		16,741

Financials —5.5%
American Physicians Capital	215,530	6,649
Harleysville Group	83,280	2,584
IBERIABANK	80,350	4,136
Oriental Financial Group	190,290	2,409
Radian Group	435,070	3,150
Sunstone Hotel Investors*	255,090	2,533
Umpqua Holdings	122,520	1,407
Wilmington Trust	38,530	427
Total Financials		23,295

Health care —21.2%
Acorda Therapeutics*	98,432	3,062
AGA Medical Holdings * #	74,917	951
Alexion Pharmaceuticals*	133,430	6,830
Alphatec Holdings*	356,370	1,654
AMERIGROUP*	172,220	5,594
Ardea Biosciences * #	68,480	1,408
Bio-Reference Labs*	124,480	2,760
Catalyst Health Solutions*	109,860	3,790
DexCom*	111,020	1,283
HeartWare International * #	20,980	1,470
HMS Holdings*	60,500	3,280
ICON ADR*	189,420	5,472
Impax Laboratories*	161,770	3,088
Integra LifeSciences Holdings*	78,880	2,919
Kendle International*	198,024	2,281
MedAssets*	134,360	3,101
Molina Healthcare*	61,800	1,780
Momenta Pharmaceuticals*	104,030	1,275
Orthofix International*	212,576	6,813
Par Pharmaceutical*	95,810	2,488
Parexel International*	188,514	4,087
Pharmasset*	84,630	2,314
PSS World Medical*	183,440	3,880
Psychiatric Solutions*	191,780	6,275
Quality Systems #	63,470	3,681
SXC Health Solutions*	64,877	4,752
Vermillion * #	23,129	282
Volcano*	82,280	1,795
West Pharmaceutical Services	46,590	1,700
Total Health care		90,065

Industrials —13.2%
Allegiant Travel, Cl A #	33,111	1,414

Schedule of investments

Turner Emerging Growth Fund

	Shares	Value (000)
American Science & Engineering	25,299	$1,928
ArvinMeritor*	279,560	3,662
Bucyrus International, Cl A	157,651	7,481
Clean Harbors*	73,520	4,882
Consolidated Graphics*	58,117	2,513
Copa Holdings, Cl A	89,761	3,969
EnPro Industries*	129,930	3,658
Genesee & Wyoming, Cl A*	150,795	5,626
HUB Group, Cl A*	147,768	4,435
Huron Consulting Group*	109,090	2,117
Kforce*	293,780	3,746
Triumph Group	105,346	7,019
United Stationers*	61,872	3,370
Total Industrials		55,820

Information technology —20.5%
Acme Packet*	50,190	1,349
ANSYS*	167,110	6,780
Ariba*	387,050	6,166
Aruba Networks*	183,360	2,611
AsiaInfo Holdings*	160,560	3,510
Atheros Communications*	100,180	2,759
Blue Coat Systems*	97,930	2,001
Bottomline Technologies*	113,682	1,481
Cavium Networks*	106,850	2,799
Cirrus Logic*	124,360	1,966
Cogo Group*	184,670	1,152
Cybersource*	259,876	6,635
Diodes*	115,090	1,827
Ebix * #	140,970	2,210
Entropic Communications*	273,980	1,737
Fairchild Semiconductor International, Cl A*	143,760	1,209
Hittite Microwave*	75,210	3,365
Kenexa*	143,700	1,724
Manhattan Associates*	130,870	3,606
MAXIMUS	108,440	6,275
Netezza*	333,800	4,566
Netlogic Microsystems * #	137,550	3,741
Netscout Systems*	120,950	1,720
Plexus*	93,910	2,511
Power Integrations	76,630	2,467
Rubicon Technology * #	69,900	2,082
Sanmina-SCI*	210,895	2,870
Synchronoss Technologies*	145,380	2,758
Tyler Technologies*	73,919	1,147
Xyratex*	148,666	2,104
Total Information technology		87,128

Materials —4.4%
A Schulman	45,580	864
Domtar	73,730	3,624
Huntsman	447,290	3,878
Solutia*	466,055	6,105
Walter Energy	70,420	4,285
Total Materials		18,756

Utilities —0.3%
Artesian Resources, Cl A #	62,225	1,149
Total Utilities		1,149

Total Common stock (Cost $307,100)		383,769

Exchange traded fund —3.4%
iShares Russell 2000 Growth Index Fund	218,970	14,579

Total Exchange traded fund (Cost $15,021)		14,579

Cash equivalent—12.2%
BlackRock TempCash Fund Institutional Shares 0.208%** (1)	51,668,645	51,669

Total Cash equivalent (Cost $51,669)		51,669

Total Investments—106.1% (Cost $373,790)†		$450,017

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $424,049.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
#	Security fully or partially on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $26,964.*** Certain of these securities may have been sold prior to period end.
†	At June 30, 2010, the tax basis cost of the Fund’s investments was $374,599, and the unrealized appreciation and depreciation were $93,171 and $(17,753), respectively.***
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2010 was $27,609.***

ADR — American Depositary Receipt

Cl — Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Large Cap Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —98.4%†
Consumer discretionary —15.3%
Amazon.com*	16,250	$1,775
Coach	33,890	1,239
Ctrip.com International ADR*	17,960	675
Dollar Tree*	16,095	670
Johnson Controls	36,210	973
Las Vegas Sands*	83,870	1,857
Lear*	12,420	822
Lowe’s	56,020	1,144
Pulte Group*	109,450	906
Starbucks	98,830	2,401
Starwood Hotels & Resorts Worldwide	44,650	1,850
Urban Outfitters*	31,670	1,089
Whirlpool	12,330	1,083
Total Consumer discretionary		16,484

Consumer staples —10.8%
Mead Johnson Nutrition, Cl A	33,820	1,695
PepsiCo	104,730	6,383
Sysco	63,700	1,820
Whole Foods Market*	48,690	1,754
Total Consumer staples		11,652

Energy —7.8%
Cimarex Energy	13,950	999
Concho Resources*	17,210	952
ConocoPhillips	45,600	2,238
Occidental Petroleum	27,090	2,090
Southwestern Energy*	55,850	2,158
Total Energy		8,437

Financials —6.6%
American Express	49,600	1,969
CB Richard Ellis Group, Cl A*	39,100	532
IntercontinentalExchange*	10,800	1,221
Prudential Financial	21,310	1,143
T. Rowe Price Group	20,850	926
Wells Fargo	50,610	1,296
Total Financials		7,087

Health care —10.8%
Allergan	30,460	1,775
Cerner*	13,070	992
Edwards Lifesciences*	21,080	1,181
Express Scripts*	36,180	1,701
Intuitive Surgical*	4,150	1,310
McKesson	26,210	1,760
Thermo Fisher Scientific*	38,620	1,894
Universal Health Services, Cl B	26,650	1,017
Total Health care		11,630

Industrials —9.8%
Caterpillar	35,020	2,103
CSX	24,330	1,207
Cummins	33,300	2,169
Deere	27,170	1,513
Delta Air Lines*	90,800	1,067
Fastenal	24,240	1,217
Quanta Services*	59,470	1,228
Total Industrials		10,504

Information technology —33.2%
Apple*	30,480	7,667
ASML Holding, NY Shares	64,490	1,772
Atheros Communications*	38,010	1,047
Baidu ADR*	16,340	1,112
Broadcom, Cl A	102,410	3,377
Cisco Systems*	260,570	5,553
Cognizant Technology Solutions, Cl A*	40,410	2,023
Cree*	22,560	1,354
F5 Networks*	20,630	1,415
Intel	128,000	2,490
Lam Research*	63,620	2,421
Micron Technology*	115,940	984
Netlogic Microsystems*	46,550	1,266
Salesforce.com*	17,190	1,475
VMware, Cl A*	28,190	1,764
Total Information technology		35,720

Materials —2.9%
Eastman Chemical	26,530	1,415
Goldcorp	37,760	1,656
Total Materials		3,071

Telecommunication services —1.2%
American Tower, Cl A*	28,270	1,258
Total Telecommunication services		1,258

Total Common stock (Cost $100,846)		105,843

Schedule of investments

Turner Large Cap Growth Fund

	Shares	Value (000)
Cash equivalent—2.2%
BlackRock TempCash Fund Institutional Shares 0.208%**	2,351,625	$2,352

Total Cash equivalent (Cost $2,352)		2,352

Total Investments—100.6% (Cost $103,198)††		$108,195

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $107,507.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2010, the tax basis cost of the Fund’s investments was $103,225, and the unrealized appreciation and depreciation were $10,639 and $(5,669), respectively.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Midcap Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —98.8%†
Consumer discretionary —16.7%
Abercrombie & Fitch, Cl A	213,620	$6,556
Bed Bath & Beyond*	245,990	9,121
BorgWarner*	103,970	3,882
Coach	394,060	14,403
Ctrip.com International ADR*	124,790	4,687
Dollar Tree*	179,625	7,478
Focus Media Holding ADR*	527,087	8,186
Guess?	243,212	7,598
hhgregg*	226,796	5,289
Nordstrom	308,400	9,927
Panera Bread, Cl A*	126,159	9,498
Stanley Black & Decker	88,500	4,471
Starwood Hotels & Resorts Worldwide	341,650	14,155
Urban Outfitters*	411,054	14,136
WMS Industries*	290,655	11,408
Wynn Resorts #	176,345	13,450
Total Consumer discretionary		144,245

Consumer staples —6.6%
Brown-Forman, Cl B	130,010	7,440
Green Mountain Coffee Roasters * #	290,830	7,474
Hansen Natural*	118,502	4,635
Hershey	187,170	8,971
Mead Johnson Nutrition, Cl A	276,160	13,841
Whole Foods Market*	403,130	14,521
Total Consumer staples		56,882

Energy —5.7%
Alpha Natural Resources*	213,840	7,243
Cimarex Energy	156,550	11,206
Concho Resources*	182,640	10,105
Oasis Petroleum*	287,720	4,172
Range Resources	233,551	9,377
Whiting Petroleum*	84,420	6,620
Total Energy		48,723

Financials —10.1%
Affiliated Managers Group*	155,184	9,430
Bank of Hawaii	154,512	7,471
CB Richard Ellis Group, Cl A*	809,050	11,011
Comerica	269,510	9,926
Digital Realty Trust #	162,290	9,361
IntercontinentalExchange*	130,160	14,712
Lincoln National	214,370	5,207
MSCI, Cl A*	246,740	6,761
T. Rowe Price Group	305,649	13,568
Total Financials		87,447

Health care —15.0%
Alexion Pharmaceuticals*	246,057	12,596
AmerisourceBergen, Cl A	397,398	12,617
Biovail	234,910	4,520
CareFusion*	174,370	3,958
Cerner*	70,301	5,335
CIGNA	193,260	6,003
DaVita*	157,989	9,865
Dendreon * #	77,090	2,492
Edwards Lifesciences*	242,360	13,577
Henry Schein*	173,894	9,547
Human Genome Sciences*	237,590	5,384
Intuitive Surgical*	39,362	12,423
Sirona Dental Systems*	156,310	5,446
United Therapeutics*	132,716	6,478
Universal Health Services, Cl B	265,070	10,112
Waters*	145,018	9,383
Total Health care		129,736

Industrials —11.7%
Canadian Pacific Railway	83,270	4,465
Continental Airlines, Cl B*	554,672	12,203
Cummins	237,600	15,475
Fastenal #	269,490	13,525
Goodrich	231,818	15,358
Joy Global	239,942	12,019
Owens Corning*	208,550	6,238
Parker Hannifin	164,790	9,139
Precision Castparts	38,282	3,940
Quanta Services*	431,420	8,909
Total Industrials		101,271

Information technology —25.2%
Akamai Technologies*	158,410	6,427
Aruba Networks* #	438,050	6,238
ASML Holding, NY Shares	379,760	10,432
Atheros Communications*	435,578	11,996
Broadcom, Cl A	396,141	13,061
Cree*	141,360	8,486
Dolby Laboratories, Cl A*	144,650	9,068
F5 Networks*	286,344	19,635
GSI Commerce*	340,785	9,814

Schedule of investments

Turner Midcap Growth Fund

	Shares	Value (000)
Lam Research*	430,805	$16,396
Marvell Technology Group*	719,720	11,343
MercadoLibre * #	142,980	7,514
Micron Technology*	1,635,350	13,884
NetApp*	484,890	18,091
Netlogic Microsystems * #	434,820	11,827
Salesforce.com*	206,740	17,742
SuccessFactors*	258,950	5,383
Varian Semiconductor Equipment Associates*	490,541	14,059
VeriSign*	240,890	6,396
Total Information technology		217,792

Materials —5.8%
Cliffs Natural Resources	85,555	4,035
Ecolab	321,987	14,460
Silver Wheaton*	382,500	7,688
United States Steel #	137,450	5,299
Valspar	280,275	8,442
Walter Energy	168,935	10,280
Total Materials		50,204

Telecommunication services —0.8%
Crown Castle International*	178,400	6,647
Total Telecommunication services		6,647

Utilities —1.2%
Questar	219,146	9,969
Total Utilities		9,969

Total Common stock (Cost $670,043)		852,916

Cash equivalent—7.4%
BlackRock TempCash Fund Institutional Shares 0.208%** (1)	63,915,649	63,916

Total Cash equivalent (Cost $63,916)		63,916

Total Investments—106.2% (Cost $733,959)††		$916,832

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $863,500.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
#	Security fully or partially on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $62,023.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  This security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2010 was $63,916.***

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2010, the tax basis cost of the Fund’s investments was $736,745, and the unrealized appreciation and depreciation were $209,438 and $(29,351), respectively.***

ADR — American Depositary Receipt

Cl — Class

NY— New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner New Enterprise Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —96.5%†
Consumer discretionary —10.0%
Guess?	21,680	$677
Las Vegas Sands*	31,010	687
WMS Industries*	17,830	700
Total Consumer discretionary		2,064

Consumer staples —7.4%
Green Mountain Coffee Roasters * #	29,440	756
Whole Foods Market*	21,370	770
Total Consumer staples		1,526

Energy —10.2%
Cimarex Energy	12,880	922
Concho Resources*	14,950	827
Oasis Petroleum*	24,460	355
Total Energy		2,104

Financials —7.5%
CB Richard Ellis Group, Cl A*	40,522	551
Fifth Third Bancorp	47,600	585
Popular*	154,360	414
Total Financials		1,550

Health care —11.3%
Alexion Pharmaceuticals*	20,790	1,064
Edwards Lifesciences*	13,100	734
Express Scripts*	11,400	536
Total Health care		2,334

Industrials —3.8%
Owens Corning*	26,700	799
Total Industrials		799

Information technology —43.3%
Apple*	4,720	1,187
Aruba Networks*	43,500	619
ASML Holding, NY Shares	35,020	962
Atheros Communications*	19,350	533
Broadcom, Cl A	20,330	670
Cree*	10,740	645
F5 Networks*	18,410	1,262
Lam Research*	15,390	586
Micron Technology*	92,300	784
Netlogic Microsystems * #	36,920	1,004
Varian Semiconductor Equipment Associates*	24,560	704
Total Information technology		8,956

Materials —3.0%
Walter Energy	10,140	617
Total Materials		617

Total Common stock (Cost $15,457)		19,950

Cash equivalent—10.5%
BlackRock TempCash Fund Institutional Shares 0.208%** (1)	2,174,186	2,174

Total Cash equivalent (Cost $2,174)		2,174

Total Investments—107.0% (Cost $17,631)††		$22,124

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $20,673.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
#	Security fully or partially on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $1,441.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2010 was $1,480.***

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2010, the tax basis cost of the Fund’s investments was $17,779, and the unrealized appreciation and depreciation were $4,877 and $(532), respectively.***

Cl — Class

NY — New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Small Cap Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —99.7%†
Consumer discretionary —15.0%
Brunswick	91,640	$1,139
Capella Education*	33,570	2,731
CROCS*	337,450	3,570
DineEquity * #	84,160	2,350
Finish Line, Cl A	193,400	2,694
Gaylord Entertainment * #	105,808	2,337
hhgregg*	73,350	1,710
Lumber Liquidators Holdings*	70,350	1,641
Orient-Express Hotels, Cl A*	148,790	1,101
Saks * #	377,690	2,867
Tempur-Pedic International*	92,670	2,850
Texas Roadhouse, Cl A*	246,220	3,107
True Religion Apparel * #	100,400	2,216
Tupperware Brands	34,830	1,388
Ulta Salon Cosmetics & Fragrance*	62,747	1,485
Warnaco Group*	78,880	2,851
WMS Industries*	43,510	1,708
Total Consumer discretionary		37,745

Consumer staples —2.4%
Central European Distribution*	47,810	1,022
Diamond Foods #	40,930	1,683
United Natural Foods*	112,623	3,365
Total Consumer staples		6,070

Energy —4.3%
James River Coal*	130,450	2,077
Key Energy Services*	294,417	2,703
Oasis Petroleum * #	169,670	2,460
Resolute Energy * #	71,960	881
Rex Energy*	73,198	739
Swift Energy*	70,540	1,898
Total Energy		10,758

Financials —5.1%
Bank of the Ozarks	54,800	1,944
Columbia Banking System	101,850	1,860
DuPont Fabros Technology	34,020	835
MGIC Investment*	61,470	423
National Financial Partners*	187,200	1,829
Stifel Financial*	36,939	1,603
Sunstone Hotel Investors*	145,380	1,444
Tanger Factory Outlet Centers	72,760	3,011
Total Financials		12,949

Health care —22.1%
Acorda Therapeutics*	59,580	1,854
Align Technology*	55,185	821
AMERIGROUP*	100,077	3,251
Cooper	58,190	2,316
Emergency Medical Services, Cl A*	63,276	3,102
ev3*	60,880	1,364
Healthsouth*	172,820	3,234
Hill-Rom Holdings	63,730	1,939
HMS Holdings*	28,700	1,556
Human Genome Sciences*	59,110	1,339
ICON ADR*	86,590	2,502
Impax Laboratories*	104,940	2,004
Incyte*	71,840	795
MedAssets*	97,450	2,249
Onyx Pharmaceuticals*	51,840	1,119
Parexel International*	114,640	2,485
Pharmasset*	38,930	1,064
PSS World Medical*	76,870	1,626
Psychiatric Solutions*	93,370	3,055
Quality Systems #	39,910	2,314
Regeneron Pharmaceuticals*	38,790	866
Salix Pharmaceuticals*	75,870	2,961
Seattle Genetics*	117,260	1,406
SXC Health Solutions * #	28,380	2,079
Tenet Healthcare*	483,480	2,098
Thoratec*	47,500	2,030
United Therapeutics*	40,120	1,958
Volcano*	54,960	1,199
West Pharmaceutical Services	27,710	1,011
Total Health care		55,597

Industrials —15.5%
Actuant, Cl A	135,900	2,559
Alaska Air Group*	37,790	1,698
ArvinMeritor*	231,646	3,035
Baldor Electric	34,160	1,232
Clean Harbors*	20,470	1,359
Copa Holdings, Cl A	50,220	2,221
EnerNOC * #	40,330	1,268
EnPro Industries*	67,420	1,898
Genesee & Wyoming, Cl A*	93,000	3,470
GrafTech International*	173,980	2,544
Hexcel*	152,810	2,370

Schedule of investments

Turner Small Cap Growth Fund

	Shares	Value (000)
HUB Group, Cl A*	92,690	$2,782
Kforce*	174,180	2,221
Knight Transportation	80,960	1,638
TrueBlue*	168,802	1,889
Watsco	45,290	2,623
WESCO International*	77,700	2,616
Woodward Governor	70,031	1,788
Total Industrials		39,211

Information technology —29.6%
Acme Packet*	72,010	1,935
ADTRAN	96,850	2,641
Applied Micro Circuits*	86,380	905
Archipelago Learning*	8,712	100
Ariba*	225,520	3,593
Aruba Networks * #	244,526	3,482
Atheros Communications*	101,650	2,799
BroadSoft*	107,140	916
Cavium Networks*	108,990	2,855
Cirrus Logic*	49,930	789
Entropic Communications*	220,870	1,400
Finisar * #	132,270	1,971
GSI Commerce*	139,380	4,014
Isilon Systems*	97,630	1,254
Jack Henry & Associates	135,504	3,236
MercadoLibre * #	57,310	3,012
Netlogic Microsystems * #	149,600	4,069
Plexus*	116,670	3,120
PMC - Sierra*	344,110	2,588
Rackspace Hosting*	93,970	1,723
Riverbed Technology*	115,270	3,184
Rubicon Technology * #	63,280	1,885
Semtech*	162,430	2,659
SuccessFactors * #	150,090	3,120
Taleo, Cl A*	121,990	2,963
Teradyne*	324,060	3,160
Varian Semiconductor Equipment Associates*	67,310	1,929
Veeco Instruments*	71,190	2,440
VeriFone Systems*	121,555	2,301
VistaPrint * #	53,480	2,540
Volterra Semiconductor*	93,650	2,160
Total Information technology		74,743

Materials —4.5%
Georgia Gulf * #	105,400	1,406
Rock-Tenn, Cl A	17,220	855
Schweitzer-Mauduit International	33,257	1,678
Solutia*	192,880	2,526
Stillwater Mining*	151,400	1,759
Temple-Inland	71,920	1,487
Thompson Creek Metals * #	184,310	1,600
Total Materials		11,311

Telecommunication services —1.2%
City Telecom (HK) ADR	88,459	1,003
tw telecom, Cl A*	119,080	1,986
Total Telecommunication services		2,989

Total Common stock (Cost $211,793)		251,373

Cash equivalent—14.7%
BlackRock TempCash Fund Institutional Shares 0.208%** (1)	36,973,933	36,974

Total Cash equivalent (Cost $36,974)		36,974

Total Investments—114.4% (Cost $248,767)††		$288,347

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $252,034.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
#	Security fully or partially on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $35,205.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  A partial position of this security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2010 was $36,317.***

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2010, the tax basis cost of the Fund’s investments was $248,924, and the unrealized appreciation and depreciation were $48,039 and $(8,616), respectively.***

ADR — American Depositary Receipt

Cl — Class

HK — Hong Kong

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Quantitative Broad Market Equity Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —97.3%
Consumer discretionary —9.4%
Best Buy	890	$30
Comcast, Cl A	4,560	79
DeVry	1,440	76
DIRECTV, Cl A*	3,390	115
Lowe’s	1,970	40
McDonald’s	1,080	71
Target	1,800	88
Time Warner	2,990	87
Time Warner Cable, Cl A	1,870	97
TJX	2,570	108
WMS Industries*	2,230	88
Yum! Brands	1,110	43
Total Consumer discretionary		922

Consumer staples —11.4%
Altria Group	4,820	96
Coca-Cola	1,830	92
CVS Caremark	3,820	112
PepsiCo	1,596	97
Philip Morris International	2,130	98
Procter & Gamble	2,590	155
Sara Lee	7,430	105
Sysco	4,090	117
Walgreen	3,370	90
Wal-Mart Stores	3,192	154
Total Consumer staples		1,116

Energy —9.5%
Apache	820	69
Chevron	1,530	104
ConocoPhillips	2,240	110
EOG Resources	870	86
Exxon Mobil	4,040	230
Occidental Petroleum	970	75
Penn Virginia	3,190	64
Spectra Energy	4,150	83
Williams	6,280	115
Total Energy		936

Financials —14.0%
American Express	2,410	96
Bank of America	4,920	71
Capital One Financial	1,320	53
Charles Schwab	2,160	31
Chubb	1,940	97
Citigroup*	31,920	120
JPMorgan Chase	2,716	99
Lincoln National	3,400	83
MetLife	2,430	92
PNC Financial Services Group	1,300	73
Principal Financial Group	3,260	76
Raymond James Financial	3,570	88
State Street	2,350	79
SunTrust Banks	3,850	90
TD Ameritrade Holding*	2,630	40
Travelers	2,130	105
Wells Fargo	3,320	85
Total Financials		1,378

Health care —14.0%
Abbott Laboratories	1,660	78
AMERIGROUP*	2,130	69
Amgen*	1,390	73
Bristol-Myers Squibb	5,880	146
Cardinal Health	1,720	58
Gilead Sciences*	2,900	99
Healthsouth*	3,610	67
Johnson & Johnson	2,531	149
McKesson	1,770	119
Medtronic	2,660	97
Mylan*	6,500	111
Pfizer	11,340	162
Teleflex	1,160	63
Thermo Fisher Scientific*	1,810	89
Total Health care		1,380

Industrials —12.2%
3M	740	58
Caterpillar	1,730	104
Clean Harbors*	1,620	108
CSX	1,720	85
Eaton	910	60
FTI Consulting*	1,860	81
General Electric	9,247	133
Honeywell International	1,680	66
Navistar International*	2,870	141
Norfolk Southern	1,930	102
Spirit Aerosystems Holdings, Cl A*	4,960	94
Union Pacific	1,520	106

Schedule of investments

Turner Quantitative Broad Market Equity Fund

	Shares	Value (000)
United Parcel Service, Cl B	1,030	$59
Total Industrials		1,197

Information technology —16.8%
Apple*	630	159
Automatic Data Processing	2,570	103
Broadcom, Cl A	3,450	114
Cisco Systems*	5,977	127
CommScope*	3,600	86
Dell*	7,900	95
EMC*	4,250	78
Google, Cl A*	89	40
Hewlett-Packard	2,620	113
Intel	5,530	107
International Business Machines	820	101
Intuit*	2,190	76
Microsoft	7,367	170
Salesforce.com*	1,940	166
Texas Instruments	5,010	117
Total Information technology		1,652

Materials —5.1%
Air Products & Chemicals	850	55
Ball	2,020	107
Brush Engineered Materials*	2,590	52
Celanese, Ser A	2,270	57
Eastman Chemical	1,080	57
Greif, Cl A	1,280	71
Praxair	1,300	99
Total Materials		498

Telecommunication services —2.3%
AT&T	6,320	153
Verizon Communications	2,770	78
Total Telecommunication services		231

Utilities —2.6%
American Electric Power	2,380	77
Duke Energy	5,190	83
Entergy	1,390	100
Total Utilities		260

Total Common stock (Cost $10,494)		9,570

Cash equivalent—0.5%
BlackRock TempCash Fund Institutional Shares 0.208%**	44,736	45

Total Cash equivalent (Cost $45)		45

Total Investments—97.8% (Cost $10,539)†		$9,615

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $9,834.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
†	At June 30, 2010, the tax basis cost of the Fund’s investments was $10,539, and the unrealized appreciation and depreciation were $122 and $(1,046), respectively.***

Cl — Class

Ser — Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Quantitative Large Cap Value Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —97.8%
Consumer discretionary —10.7%
AutoZone*	50	$10
Comcast, Cl A	500	9
DIRECTV, Cl A*	270	9
Dollar Tree*	150	6
Family Dollar Stores	210	8
Home Depot	170	5
Interactive Data	190	6
ITT Educational Services*	50	4
Mattel	180	4
Time Warner	230	6
Viacom, Cl B	190	6
Walt Disney	210	7
Total Consumer discretionary		80

Consumer staples —7.2%
Archer-Daniels-Midland	180	5
Clorox	80	5
Coca-Cola	80	4
CVS Caremark	190	5
Kellogg	120	6
Kraft Foods, Cl A	200	6
PepsiCo	80	5
Philip Morris International	140	6
Wal-Mart Stores	250	12
Total Consumer staples		54

Energy —16.9%
Anadarko Petroleum	130	5
Apache	80	7
Chevron	390	26
ConocoPhillips	180	9
Devon Energy	80	5
Exxon Mobil	622	36
Hess	220	11
Occidental Petroleum	130	10
Schlumberger	130	7
Spectra Energy	360	7
Williams	240	4
Total Energy		127

Financials —23.6%
American Express	180	7
AON	190	7
Bank of America	990	14
Bank of New York Mellon	160	4
Cincinnati Financial	310	8
Citigroup*	4,210	16
CNA Financial*	310	8
Cullen/Frost Bankers	110	6
Digital Realty Trust	160	9
Eaton Vance	230	6
Equity Residential	150	6
Fifth Third Bancorp	630	8
Goldman Sachs Group	40	5
IntercontinentalExchange*	90	10
JPMorgan Chase	430	16
MetLife	140	5
NASDAQ OMX Group*	370	7
PNC Financial Services Group	160	9
Travelers	100	5
US Bancorp	320	7
Wells Fargo	540	14
Total Financials		177

Health care —8.4%
CareFusion*	320	7
Community Health Systems*	150	5
Mylan*	180	3
PerkinElmer	280	6
Pfizer	500	7
St. Jude Medical*	230	8
Thermo Fisher Scientific*	160	8
UnitedHealth Group	240	7
WellPoint*	80	4
Zimmer Holdings*	140	8
Total Health care		63

Industrials —9.4%
Boeing	130	8
Caterpillar	120	7
General Electric	1,090	16
Honeywell International	160	6
ITT	170	8
Norfolk Southern	140	7
Northrop Grumman	140	8
Textron	190	3
Union Pacific	110	8
Total Industrials		71

Schedule of investments

Turner Quantitative Large Cap Value Fund

	Shares	Value (000)
Information technology —5.9%
Altera	230	$6
Corning	240	4
Fiserv*	160	7
Hewlett-Packard	100	4
Intel	290	5
National Semiconductor	370	5
Oracle	160	4
Xerox	1,080	9
Total Information technology		44

Materials —3.7%
Air Products & Chemicals	60	4
Dow Chemical	250	6
Eastman Chemical	150	8
International Paper	160	4
Vulcan Materials	150	6
Total Materials		28

Telecommunication services —6.7%
AT&T	1,040	25
Sprint Nextel*	2,030	9
Verizon Communications	580	16
Total Telecommunication services		50

Utilities —5.3%
CMS Energy	590	9
Exelon	120	4
NRG Energy*	280	6
Pinnacle West Capital	220	8
Southern	130	4
Wisconsin Energy	180	9
Total Utilities		40

Total Common stock (Cost $769)		734

Cash equivalent—2.1%
BlackRock TempCash Fund Institutional Shares 0.208%**	15,698	16

Total Cash equivalent (Cost $16)		16

Total Investments—99.9% (Cost $785)†		$750

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $751.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
†	At June 30, 2010, the tax basis cost of the Fund’s investments was $786, and the unrealized appreciation and depreciation were $32 and $(68), respectively.***

Cl — Class

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Global Opportunities Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —93.1%†
Consumer discretionary —10.0%
Honda Motor ADR	780	$22
Inditex	315	18
Intercontinental Hotels Group	1,608	25
LVMH Moet Hennessy Louis Vuitton	307	33
Total Consumer discretionary		98

Consumer staples —10.9%
Diageo	2,150	34
FamilyMart	900	30
Hypermarcas*	1,716	22
Whole Foods Market*	570	21
Total Consumer staples		107

Energy —10.5%
Cairn Energy*	5,590	34
Cimarex Energy	520	37
Niko Resources	340	32
Total Energy		103

Financials —7.3%
HDFC Bank ADR	180	26
IntercontinentalExchange*	200	23
Julius Baer Group	819	23
Total Financials		72

Health care —10.3%
Alexion Pharmaceuticals*	880	45
Express Scripts*	720	34
Intuitive Surgical*	70	22
Total Health care		101

Industrials —3.0%
Cummins	450	29
Total Industrials		29

Information technology —36.6%
Apple*	290	73
ASML Holding, NY Shares	1,770	49
Baidu ADR*	280	19
Broadcom, Cl A	980	32
F5 Networks*	840	58
Lam Research*	1,200	46
Marvell Technology Group*	1,590	25
Micron Technology*	4,220	36
Salesforce.com*	250	21
Total Information technology		359

Materials —4.5%
Silver Wheaton*	1,060	21
Walter Energy	380	23
Total Materials		44

Total Common stock (Cost $918)		913

Exchange traded fund —3.1%
iShares MSCI Emerging Markets Index Fund	800	30

Total Exchange traded fund (Cost $31)		30

Cash equivalent—4.3%
BlackRock TempCash Fund Institutional Shares 0.208%**	42,613	43

Total Cash equivalent (Cost $43)		43

Total Investments—100.5% (Cost $992)††		$986

Percentages are based on Net Assets of $981.***

The following is a summary of inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$22	$76	$—	$98
Consumer staples	43	64	—	107
Energy	69	34	—	103
Financials	49	23	—	72
Health care	101	—	—	101
Industrials	29	—	—	29
Information technology	359	—	—	359
Materials	44	—	—	44
	716	197	—	913

Exchange traded fund	30	—	—	30
Cash equivalent	43	—	—	43
Total Investments in securities	$789	$197	$—	$986

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
††	At June 30, 2010, the tax basis cost of the Fund’s investments was $992, and the unrealized appreciation and depreciation were $24 and $(30), respectively.***

ADR — American Depositary Receipt

Cl — Class

NY — New York

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner International Core Growth Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —99.6%
Consumer discretionary —11.0%
Focus Media Holding ADR*	4,140	$64
Honda Motor	2,500	74
Intercontinental Hotels Group	5,190	82
LVMH Moet Hennessy Louis Vuitton	695	76
Parkson Retail Group	44,092	74
Sony	1,770	47
Yamada Denki	900	59
Total Consumer discretionary		476

Consumer staples —15.1%
Anheuser-Busch InBev	1,870	90
British American Tobacco	2,130	68
Danone	1,390	74
Diageo	5,270	83
FamilyMart	1,900	63
Hypermarcas*	6,077	78
Nestle	4,002	193
Total Consumer staples		649

Energy —7.5%
Cairn Energy*	13,010	80
CNOOC	45,800	78
Enbridge	1,150	54
Niko Resources	670	62
OGX Petroleo e Gas Participacoes*	5,505	51
Total Energy		325

Financials —12.5%
Banco Compartamos	6,484	34
Bank of Nova Scotia	1,088	50
Bank Rakyat Indonesia	72,920	74
BNP Paribas	670	36
HDFC Bank ADR	470	67
Julius Baer Group	2,709	77
Mitsubishi UFJ Financial Group	11,530	52
Standard Chartered	2,136	52
Sun Hung Kai Properties	3,000	41
Westpac Banking	3,100	55
Total Financials		538

Health care —11.8%
Biovail	2,437	47
Hikma Pharmaceuticals	3,480	37
Novartis	1,140	55
Novo Nordisk, Cl B	770	62
Roche Holding	470	65
Sawai Pharmaceutical	600	57
Shire	2,190	45
SSL International	6,150	74
SXC Health Solutions*	908	67
Total Health care		509

Industrials —12.2%
Canadian National Railway	1,518	87
China South Locomotive and Rolling Stock, Cl H	56,900	39
Cookson Group	4,222	24
JS Group	3,200	61
Komatsu	4,560	82
Siemens	880	79
United Tractors GDR	24,270	50
Volvo, Cl B	4,660	52
Wolseley	2,746	54
Total Industrials		528

Information technology —11.9%
ASML Holding	3,620	100
Baidu ADR*	610	41
Canon	2,400	89
Fujitsu	11,000	69
Infosys Technologies ADR	850	51
Inotera Memories	103,000	57
Omron	3,700	81
Totvs	350	26
Total Information technology		514

Materials —14.8%
Agrium	1,174	57
Air Liquide	649	66
BHP Billiton	2,880	89
Cemex*	64,104	62
China Resources Cement Holdings*	64,000	27
Goldcorp	1,110	49
Lundin Mining*	20,740	59
Rhodia	3,690	61
Rio Tinto	2,093	98
Silver Wheaton*	3,560	71
Total Materials		639

Telecommunication services —1.3%
America Movil, Ser L	23,150	55
Total Telecommunication services		55

Schedule of investments

Turner International Core Growth Fund

	Shares	Value (000)
Utilities —1.5%
Tokyo Gas	14,300	$65
Total Utilities		65

Total Common stock (Cost $4,159)		4,298

Cash equivalent—0.3%
BlackRock TempCash Fund Institutional Shares 0.208%**	14,403	14

Total Cash equivalent (Cost $14)		14

Total Investments—99.9% (Cost $4,173)†		$4,312

Percentages are based on Net Assets of $4,318.***

The following is a summary of inputs used as of June 30, 2010 in valuing the Fund's investments carried at value:

Investments in Securities

	Level 1	Level 2	Level 3	Total
Common stock
Consumer discretionary	$138	$338	$—	$476
Consumer staples	78	571	—	649
Energy	167	158	—	325
Financials	151	387	—	538
Health care	114	395	—	509
Industrials	87	441	—	528
Information technology	118	396	—	514
Materials	298	341	—	639
Telecommunication services	55	—	—	55
Utilities	—	65	—	65
	1,206	3,092	—	4,298

Cash equivalent	14	—	—	14
Total Investments in securities	$1,220	$3,092	$—	$4,312

Level 2 investments represent securities trading primarily outside the United States, the values of which were adjusted as a result of signficant market movements following the close of local trading.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in securities
Beginning balance as of October 1, 2009	$38
Realized gain (loss)	—
Change in unrealized appreciation(depreciation)	—
Net purchases/sales	—
Net transfer in and/or out of Level 3	(38)
Ending balance as of June 30, 2010	$—

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
†	At June 30, 2010, the tax basis cost of the Fund’s investments was $4,173, and the unrealized appreciation and depreciation were $354 and $(215), respectively.***

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

Ser — Series

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Schedule of investments

Turner Small Cap Equity Fund

June 30, 2010 (Unaudited)

	Shares	Value (000)
Common stock —97.2%
Consumer discretionary —14.8%
99 Cents Only Stores*	14,720	$218
Cooper Tire & Rubber	12,590	245
Dress Barn*	4,850	115
Exide Technologies*	28,280	147
Jack in the Box*	6,160	120
Meredith	6,900	215
Movado Group*	15,150	162
RC2*	4,650	75
Sally Beauty Holdings*	24,270	199
Service International	19,650	145
Smith & Wesson Holding * #	37,050	152
Steven Madden*	7,355	232
Tempur-Pedic International*	6,020	185
Total Consumer discretionary		2,210

Consumer staples —2.7%
Heckmann*	30,560	142
Ruddick	3,360	104
TreeHouse Foods*	3,340	152
Total Consumer staples		398

Energy —5.4%
Berry Petroleum, Cl A	8,320	214
Complete Production Services*	11,860	170
Frontier Oil	5,490	74
Regency Energy Partners LP	9,710	235
Venoco*	7,070	116
Total Energy		809

Financials —19.5%
Anworth Mortgage Asset	13,040	93
BioMed Realty Trust	13,240	213
Brandywine Realty Trust	18,300	196
Cash America International	5,250	180
CNO Financial Group*	46,680	231
DCT Industrial Trust	29,840	135
East West Bancorp	15,410	235
LaSalle Hotel Properties	7,600	156
MB Financial	10,650	196
National Penn Bancshares	29,900	180
Platinum Underwriters Holdings	6,190	225
ProAssurance*	2,110	120
Radian Group	10,910	79
Signature Bank*	6,670	253
SVB Financial Group*	4,850	200
Tanger Factory Outlet Centers	5,390	223
Total Financials		2,915

Health care —12.4%
American Medical Systems Holdings*	9,390	208
Healthsouth*	12,090	226
ICON ADR*	7,680	222
Martek Biosciences*	6,850	162
Nektar Therapeutics*	9,600	116
RehabCare Group*	3,320	73
Salix Pharmaceuticals*	3,410	133
Savient Pharmaceuticals * #	11,260	142
Seattle Genetics*	14,350	172
SXC Health Solutions*	3,420	251
Thoratec*	3,260	139
Total Health care		1,844

Industrials —13.9%
Aegean Marine Petroleum Network #	6,760	135
Aircastle	19,320	152
Alaska Air Group*	3,430	154
ArvinMeritor*	20,370	267
Atlas Air Worldwide Holdings*	4,640	220
Avis Budget Group*	9,960	98
Esterline Technologies*	3,460	164
Genesee & Wyoming, Cl A*	4,570	170
Hexcel*	10,350	161
Moog, Cl A*	4,970	160
RINO International * #	6,190	78
WESCO International*	4,250	143
Woodward Governor	6,880	176
Total Industrials		2,078

Information technology —15.4%
Acxiom*	12,030	177
ADC Telecommunications*	22,500	167
Applied Micro Circuits*	21,220	222
Earthlink	37,200	296
Entegris*	27,820	110
j2 Global Communications*	7,360	161
Mentor Graphics*	17,530	155
Omnivision Technologies*	8,710	187
Solera Holdings	5,940	215

Schedule of investments

Turner Small Cap Equity Fund

	Shares	Value (000)
Teradyne*	15,420	$150
TIBCO Software*	24,540	296
TriQuint Semiconductor*	27,780	170
Total Information technology		2,306

Materials —7.5%
Cabot	3,730	90
China Agritech*	9,560	97
Ferro*	25,930	191
Hecla Mining*	32,100	167
Kraton Performance Polymers*	9,160	172
Novagold Resources*	18,330	128
Rockwood Holdings*	8,890	202
Stillwater Mining*	5,850	68
Total Materials		1,115

Telecommunication services —2.2%
Syniverse Holdings*	15,890	325
Total Telecommunication services		325

Utilities —3.4%
Avista	7,440	146
Cleco	6,330	167
Nicor	4,970	201
Total Utilities		514

Total Common stock (Cost $13,742)		14,514

Cash equivalent —2.5%
BlackRock TempCash Fund Institutional Shares 0.208%** (1)	379,359	379

Total Cash equivalent (Cost $379)		379

Total Investments—99.7% (Cost $14,121)†		$14,893

As of June 30, 2010, all of the Fund’s investments were considered Level 1.

Percentages are based on Net Assets of $14,941.***

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of June 30, 2010.
***	Numbers are listed in thousands.
#	Security fully or partially on loan at June 30, 2010. The total value of securities on loan at June 30, 2010 was $367.*** Certain of these securities may have been sold prior to period end.
(1)

The Fund lends securities in its portfolio pursuant to a securities lending agreement (“Lending Agreement”) with Morgan Stanley.  Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned.  Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a money market fund.  All such investments are made at the risk of the Fund.  As such, the Fund is liable for investment losses.  The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity.  This security was purchased with cash collateral received from securities lending.  The total value of such security at June 30, 2010 was $379.***

†	At June 30, 2010, the tax basis cost of the Fund’s investments was $14,157, and the unrealized appreciation and depreciation were $1,649 and ($913), respectively.***

ADR — American Depositary Receipt

Cl — Class

LP — Limited Partnership

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2.           Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Turner Funds

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas R. Trala, Jr.
Thomas R. Trala, Jr., President and CEO

Date: August 26, 2010

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Controller and CFO

Date: August 26, 2010